Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Investments, All Other Investments [Abstract]
Financial Instruments Disclosure [Text Block]
Fair Value of Financial Instruments
The fair values of financial instruments have been derived using methodologies described in Note 22 – Fair Value Measurements. The following disclosures include financial instruments where only a portion of the ending balance at December 31, 2011 and 2010 was carried at fair value on the Corporation’s Consolidated Balance Sheet.
Short-term Financial Instruments
The carrying value of short-term financial instruments, including cash and cash equivalents, time deposits placed, federal funds sold and purchased, resale and certain repurchase agreements, and other short-term investments and borrowings approximates the fair value of these instruments. These financial instruments generally expose the Corporation to limited credit risk and have no stated maturities or have short-term maturities and carry interest rates that approximate market. The Corporation elected to account for certain repurchase agreements under the fair value option.
Loans
Fair values were generally determined by discounting both principal and interest cash flows expected to be collected using an observable discount rate for similar instruments with adjustments that the Corporation believes a market participant would consider in determining fair value. The Corporation estimates the cash flows expected to be collected using internal credit risk, interest rate and prepayment risk models that incorporate the Corporation’s best estimate of current key assumptions, such as default rates, loss severity and prepayment speeds for the life of the loan. The carrying value of loans is presented net of the applicable allowance for loan losses and excludes leases. The Corporation elected to account for certain large corporate loans that exceeded the Corporation’s single name credit risk concentration guidelines under the fair value option.
Deposits
The fair value for certain deposits with stated maturities was determined by discounting contractual cash flows using current market rates for instruments with similar maturities. The carrying value of non-U.S. time deposits approximates fair value. For deposits with no stated maturities, the carrying value was considered to approximate fair value and does not take into account the significant value of the cost advantage and stability of the Corporation’s long-term relationships with depositors. The Corporation accounts for certain long-term fixed-rate deposits that are economically hedged with derivatives under the fair value option.
Long-term Debt
The Corporation uses quoted market prices, when available, to estimate fair value for its long-term debt. When quoted market prices are not available, fair value is estimated based on current market interest rates and credit spreads for debt with similar terms and maturities. The Corporation accounts for certain structured liabilities under the fair value option.
Fair Value of Financial Instruments
The carrying values and fair values of certain financial instruments where only a portion of the ending balance at December 31, 2011 and 2010 was carried at fair value are presented in the table below.

Fair Value of Financial Instruments

	December 31
	2011		2010
(Dollars in millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Held-to-maturity debt securities	$35,265	$35,442	$427	$427
Loans	870,520	843,392	876,739	861,695
Financial liabilities
Deposits	1,033,041	1,033,248	1,010,430	1,010,460
Long-term debt	372,265	343,211	448,431	441,672